UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-23831

Fidelity Multi-Strategy Credit Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2024

Item 1.

Reports to Stockholders

010 - Annual Front Cover Html
Fidelity® Multi-Strategy Credit Fund

Semi-Annual Report
December 31, 2024

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-817-474-1001 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2025 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary December 31, 2024 (Unaudited)
Top Holdings (% of Fund's net assets)

Fidelity Private Credit Fund Class I	44.4
Energy Transfer LP	2.1
JPMorgan Chase & Co	2.0
Enbridge Inc	1.3
EchoStar Corp	1.0
CCO Holdings LLC / CCO Holdings Capital Corp	0.8
Cloud Software Group Inc	0.8
SCE Trust VII 6.95%	0.7
Altice France SA	0.7
Transcanada Trust	0.7
54.5

Quality Diversification (% of Fund's net assets)

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments December 31, 2024 (Unaudited)
Showing Percentage of Net Assets
Alternative Funds - 44.4%
	Shares	Value ($)
Fidelity Private Credit Fund Class I (b) (Cost $18,487,242)	724,923	18,668,795

Asset-Backed Securities - 1.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.6%
Golub Capital Partners Clo 37b Ltd Series 2024-60A Class ER, CME Term SOFR 3 month Index + 6%, 10.6259% 10/25/2034 (c)(d)(e)	250,000	247,688
UNITED STATES - 0.6%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 10.3174% 7/20/2037 (c)(d)(e)	250,000	254,652
TOTAL ASSET-BACKED SECURITIES (Cost $500,000)		502,340

Bank Loan Obligations - 5.5%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5788% 8/1/2030 (d)(e)(f)	113,850	114,012
UNITED KINGDOM - 1.2%
Communication Services - 0.3%
Entertainment - 0.3%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.8027% 12/2/2031 (d)(e)(f)	125,000	124,844
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4715% 7/21/2030 (d)(e)(f)	168,506	167,734
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 10.3312% 2/7/2028 (d)(e)(f)	209,894	211,506
TOTAL UNITED KINGDOM		504,084
UNITED STATES - 4.1%
Consumer Discretionary - 1.3%
Automobile Components - 0.2%
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.3639% 1/26/2029 (d)(e)(f)	69,457	65,845
Broadline Retail - 0.5%
Great Outdoors Group LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2215% 3/5/2028 (d)(e)(f)	206,482	207,204
Diversified Consumer Services - 0.0%
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (d)(f)	50,000	45,125
Specialty Retail - 0.6%
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.274% 11/26/2031 (d)(e)(f)	5,000	4,998
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.2965% 6/6/2031 (d)(e)(f)	122,732	121,520
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4%, 8.207% 2/8/2028 (d)(e)(f)	119,079	112,019
		238,537
TOTAL CONSUMER DISCRETIONARY		556,711

Financials - 0.3%
Capital Markets - 0.0%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.857% 2/14/2031 (d)(e)(f)	4,987	4,994
Financial Services - 0.3%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 7/18/2031 (d)(e)(f)	109,725	109,999
TOTAL FINANCIALS		114,993

Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.8288% 2/10/2031 (d)(e)(f)	74,438	73,673
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 9.0711% 8/1/2030 (d)(e)(f)	4,963	4,815
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5946% 4/14/2029 (d)(e)(f)	7,129	7,242
		85,730
Information Technology - 2.1%
Software - 2.1%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.5788% 2/23/2032 (d)(e)(f)	5,000	5,138
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.3288% 2/24/2031 (d)(e)(f)	199,000	200,787
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.8288% 3/29/2029 (d)(e)(f)	78,000	78,169
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.357% 10/16/2026 (d)(e)(f)	84,556	81,016
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.357% 2/19/2029 (d)(e)(f)	60,000	48,000
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.357% 10/29/2029 (d)(e)(f)	55,217	55,534
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.857% 7/1/2031 (d)(e)(f)	100,000	96,571
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.847% 6/2/2028 (d)(e)(f)	109,434	109,546
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.5904% 4/22/2028 (d)(e)(f)	34,466	34,363
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.6172% 2/10/2031 (d)(e)(f)	153,243	154,214
		863,338
Materials - 0.2%
Chemicals - 0.2%
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.0887% 8/22/2031 (d)(e)(f)	87,931	84,689
TOTAL UNITED STATES		1,705,461
TOTAL BANK LOAN OBLIGATIONS (Cost $2,299,784)		2,323,557

Commercial Mortgage Securities - 0.6%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.6%
BX Trust Series 2021-MFM1 Class E, CME Term SOFR 1 month Index + 2.3645%, 6.7615% 1/15/2034 (c)(d)(e)	70,000	69,563
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (c)(d)	100,000	95,969
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.1124% 4/15/2038 (c)(d)(e)	80,000	80,050
TOTAL UNITED STATES		245,582
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $236,793)		245,582

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
GEO Group Inc/The (g) (Cost $4,492)	354	9,905

Convertible Corporate Bonds - 5.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
IREN Ltd 3.25% 6/15/2030 (c)	8,000	7,067
CHINA - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Alibaba Group Holding Ltd 0.5% 6/1/2031 (c)	35,000	37,240
JD.com Inc 0.25% 6/1/2029 (c)	38,000	40,318
		77,558
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc 3.5% 12/15/2029 (c)	25,000	26,013
TOTAL CHINA		103,571
UNITED STATES - 5.5%
Communication Services - 0.6%
Entertainment - 0.4%
Liberty Media Corp 2.375% 9/30/2053 (c)	36,000	48,528
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	40,000	48,820
Live Nation Entertainment Inc 2.875% 1/15/2030 (c)	50,000	50,200
		147,548
Interactive Media & Services - 0.0%
Snap Inc 0.5% 5/1/2030 (c)	20,000	16,910
Media - 0.2%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	93,763	98,384
TOTAL COMMUNICATION SERVICES		262,842

Consumer Discretionary - 0.9%
Automobiles - 0.2%
Lucid Group Inc 1.25% 12/15/2026 (c)	29,000	22,765
Rivian Automotive Inc 3.625% 10/15/2030	58,000	53,927
		76,692
Hotels, Restaurants & Leisure - 0.4%
Penn Entertainment Inc 2.75% 5/15/2026	40,000	43,826
Vail Resorts Inc 0% 1/1/2026 (h)	124,000	117,490
		161,316
Household Durables - 0.1%
Meritage Homes Corp 1.75% 5/15/2028 (c)	32,000	31,360
Leisure Products - 0.2%
Peloton Interactive Inc 0% 2/15/2026 (h)(i)	37,000	34,410
Topgolf Callaway Brands Corp 2.75% 5/1/2026	33,000	31,779
		66,189
TOTAL CONSUMER DISCRETIONARY		335,557

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Centrus Energy Corp 2.25% 11/1/2030 (c)	27,000	25,531
Financials - 0.3%
Consumer Finance - 0.1%
Upstart Holdings Inc 1% 11/15/2030 (c)	45,000	42,885
Financial Services - 0.2%
Affirm Holdings Inc 0.75% 12/15/2029 (c)	71,000	68,069
TOTAL FINANCIALS		110,954

Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Insulet Corp 0.375% 9/1/2026	37,000	46,761
iRhythm Technologies Inc 1.5% 9/1/2029 (c)	26,000	25,116
LeMaitre Vascular Inc 2.5% 2/1/2030 (c)	35,000	36,111
TransMedics Group Inc 1.5% 6/1/2028	28,000	28,878
		136,866
Industrials - 0.3%
Construction & Engineering - 0.1%
Fluor Corp 1.125% 8/15/2029	23,000	28,900
Electrical Equipment - 0.0%
Bloom Energy Corp 3% 6/1/2028	15,000	20,699
Ground Transportation - 0.1%
Lyft Inc 0.625% 3/1/2029 (c)	23,000	22,008
Passenger Airlines - 0.0%
JetBlue Airways Corp 2.5% 9/1/2029 (c)	15,000	21,600
Professional Services - 0.1%
Parsons Corp 2.625% 3/1/2029 (c)	35,000	40,968
TOTAL INDUSTRIALS		134,175

Information Technology - 2.3%
Communications Equipment - 0.1%
Lumentum Holdings Inc 0.5% 6/15/2028	62,000	59,799
IT Services - 0.3%
Applied Digital Corp 2.75% 6/1/2030 (c)	37,000	38,372
Core Scientific Inc 0% 6/15/2031 (c)(h)	53,000	51,940
Core Scientific Inc 3% 9/1/2029 (c)	19,000	28,941
Snowflake Inc 0% 10/1/2029 (c)(h)(i)	18,000	21,348
		140,601
Semiconductors & Semiconductor Equipment - 0.7%
Microchip Technology Inc 0.75% 6/1/2030 (c)	52,000	47,814
MKS Instruments Inc 1.25% 6/1/2030 (c)	73,000	70,664
Semtech Corp 1.625% 11/1/2027	22,000	38,841
Synaptics Inc 0.75% 12/1/2031 (c)	24,000	24,129
Veeco Instruments Inc 2.875% 6/1/2029	35,000	42,213
Wolfspeed Inc 0.25% 2/15/2028	28,000	12,894
Wolfspeed Inc 1.875% 12/1/2029	113,000	46,827
		283,382
Software - 1.2%
BILL Holdings Inc 0% 4/1/2030 (c)(h)	25,000	24,638
BlackLine Inc 1% 6/1/2029 (c)	32,000	34,701
Datadog Inc 0% 12/1/2029 (c)(h)(i)	45,000	43,290
Five9 Inc 1% 3/15/2029 (c)	34,000	30,583
Guidewire Software Inc 1.25% 11/1/2029 (c)	10,000	9,754
MicroStrategy Inc 0% 12/1/2029 (c)(h)	130,000	104,000
Nutanix Inc 0.25% 10/1/2027	10,000	12,080
Progress Software Corp 3.5% 3/1/2030 (c)	10,000	11,751
Riot Platforms Inc 0.75% 1/15/2030 (c)	22,000	20,185
Terawulf Inc 2.75% 2/1/2030 (c)	49,000	48,220
Tyler Technologies Inc 0.25% 3/15/2026	27,000	32,576
Varonis Systems Inc 1% 9/15/2029 (c)	41,000	38,643
Zscaler Inc 0.125% 7/1/2025	36,000	44,658
		455,079
TOTAL INFORMATION TECHNOLOGY		938,861

Real Estate - 0.4%
Real Estate Management & Development - 0.1%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	30,000	26,550
Redfin Corp 0.5% 4/1/2027	63,000	48,277
		74,827
Specialized REITs - 0.3%
Digital Realty Trust LP 1.875% 11/15/2029 (c)	111,000	114,330
TOTAL REAL ESTATE		189,157

Utilities - 0.3%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	45,000	48,803
Independent Power and Renewable Electricity Producers - 0.2%
NextEra Energy Partners LP 0% 11/15/2025 (c)(h)(i)	92,000	86,480
Sunnova Energy International Inc 2.625% 2/15/2028	28,000	10,504
		96,984
TOTAL UTILITIES		145,787

TOTAL UNITED STATES		2,279,730
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $2,445,343)		2,390,368

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Financials - 0.2%
Capital Markets - 0.1%
Ares Management Corp 6.75% Series B	600	33,564
Financial Services - 0.1%
Apollo Global Management Inc Series A, 6.75%	600	52,246
TOTAL FINANCIALS		85,810

Industrials - 0.1%
Aerospace & Defense - 0.1%
Boeing Co 6%	400	24,608
Utilities - 0.0%
Electric Utilities - 0.0%
PG&E Corp 6%	100	4,984
TOTAL UNITED STATES		115,402
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $95,684)		115,402

Non-Convertible Corporate Bonds - 32.1%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Mineral Resources Ltd 8% 11/1/2027 (c)	125,000	127,790
Mineral Resources Ltd 9.25% 10/1/2028 (c)	10,000	10,491

TOTAL AUSTRALIA		138,281
BRAZIL - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
ERO Copper Corp 6.5% 2/15/2030 (c)	140,000	134,925
CANADA - 3.0%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
1011778 BC ULC / New Red Finance Inc 3.5% 2/15/2029 (c)	105,000	96,222
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)	40,000	41,119
		137,341
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)	65,000	61,914
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Enbridge Inc 8.5% 1/15/2084 (d)	450,000	499,794
Parkland Corp 6.625% 8/15/2032 (c)	100,000	98,960
Transcanada Trust 5.6% 3/7/2082 (d)	55,000	52,152
Transcanada Trust 5.625% 5/20/2075 (d)	225,000	223,195
		874,101
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (c)	60,000	62,000
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.65% 12/1/2044	70,000	60,060
Utilities - 0.1%
Gas Utilities - 0.1%
AltaGas Ltd 7.2% 10/15/2054 (c)(d)	45,000	45,245
TOTAL CANADA		1,240,661
FRANCE - 0.7%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Altice France SA 5.125% 7/15/2029 (c)	60,000	44,932
Altice France SA 5.5% 1/15/2028 (c)	5,000	3,685
Altice France SA 5.5% 10/15/2029 (c)	175,000	131,080
Altice France SA 8.125% 2/1/2027 (c)	145,000	117,552
		297,249
Energy - 0.0%
Energy Equipment & Services - 0.0%
Vallourec SACA 7.5% 4/15/2032 (c)	5,000	5,181
TOTAL FRANCE		302,430
GERMANY - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Cerdia Finanz GmbH 9.375% 10/3/2031 (c)	50,000	52,033
IRELAND - 0.6%
Financials - 0.4%
Financial Services - 0.4%
GGAM Finance Ltd 5.875% 3/15/2030 (c)	95,000	93,187
GGAM Finance Ltd 6.875% 4/15/2029 (c)	30,000	30,378
GGAM Finance Ltd 8% 6/15/2028 (c)	25,000	26,250
		149,815
Industrials - 0.2%
Air Freight & Logistics - 0.2%
AerCap Global Aviation Trust 6.5% 6/15/2045 (c)(d)	90,000	89,803
TOTAL IRELAND		239,618
LUXEMBOURG - 0.1%
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (c)	60,000	56,719
MEXICO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleos Mexicanos 6.95% 1/28/2060	80,000	54,725
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)	50,000	50,991
PANAMA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 6.875% 9/15/2027 (c)	60,000	59,303
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.7%
Automobile Components - 0.6%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (c)	200,000	205,787
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (c)	30,000	30,992
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (c)	25,000	26,204
		262,983
Automobiles - 0.1%
Mclaren Finance PLC 7.5% 8/1/2026 (c)	40,000	39,777
TOTAL UNITED KINGDOM		302,760
UNITED STATES - 25.8%
Communication Services - 4.3%
Diversified Telecommunication Services - 0.8%
Frontier Communications Holdings LLC 8.75% 5/15/2030 (c)	65,000	68,698
Level 3 Financing Inc 10.5% 5/15/2030 (c)	65,000	70,785
Level 3 Financing Inc 11% 11/15/2029 (c)	15,448	17,377
Level 3 Financing Inc 3.75% 7/15/2029 (c)	30,000	23,201
Level 3 Financing Inc 4% 4/15/2031 (c)	125,000	98,438
Zayo Group Holdings Inc 4% 3/1/2027 (c)	50,000	46,113
		324,612
Media - 3.5%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)	410,000	332,630
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	93,000	58,093
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (c)	50,000	51,460
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (c)	35,000	36,653
CSC Holdings LLC 3.375% 2/15/2031 (c)	225,000	157,818
CSC Holdings LLC 5% 11/15/2031 (c)	125,000	65,076
CSC Holdings LLC 6.5% 2/1/2029 (c)	50,000	41,984
DISH DBS Corp 5.125% 6/1/2029	50,000	32,016
EchoStar Corp 10.75% 11/30/2029	206,000	221,509
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)	112,465	102,000
Sirius XM Radio LLC 3.875% 9/1/2031 (c)	50,000	41,839
Univision Communications Inc 4.5% 5/1/2029 (c)	50,000	44,754
Univision Communications Inc 7.375% 6/30/2030 (c)	200,000	191,330
Warnermedia Holdings Inc 5.141% 3/15/2052	45,000	33,435
Warnermedia Holdings Inc 5.391% 3/15/2062	60,000	44,119
		1,454,716
TOTAL COMMUNICATION SERVICES		1,779,328

Consumer Discretionary - 3.6%
Automobile Components - 0.2%
Hertz Corp/The 4.625% 12/1/2026 (c)	40,000	33,783
Patrick Industries Inc 6.375% 11/1/2032 (c)	40,000	38,707
		72,490
Broadline Retail - 0.0%
Wayfair LLC 7.25% 10/31/2029 (c)	20,000	19,990
Diversified Consumer Services - 0.2%
TKC Holdings Inc 6.875% 5/15/2028 (c)	75,000	74,151
Hotels, Restaurants & Leisure - 2.3%
Affinity Interactive 6.875% 12/15/2027 (c)	80,000	60,048
Boyd Gaming Corp 4.75% 6/15/2031 (c)	185,000	171,158
Caesars Entertainment Inc 7% 2/15/2030 (c)	60,000	61,113
Carnival Corp 4% 8/1/2028 (c)	65,000	61,606
Churchill Downs Inc 5.5% 4/1/2027 (c)	150,000	148,308
Churchill Downs Inc 6.75% 5/1/2031 (c)	60,000	60,649
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (c)	70,000	64,868
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (c)	120,000	110,578
Light & Wonder International Inc 7.5% 9/1/2031 (c)	40,000	41,184
Royal Caribbean Cruises Ltd 3.7% 3/15/2028	115,000	109,033
Yum! Brands Inc 3.625% 3/15/2031	100,000	88,406
		976,951
Specialty Retail - 0.8%
Bath & Body Works Inc 6.875% 11/1/2035	105,000	107,438
Carvana Co 5.625% 10/1/2025 (c)	175,000	172,419
Hudson Automotive Group 8% 5/15/2032 (c)	15,000	15,564
LCM Investments Holdings II LLC 8.25% 8/1/2031 (c)	25,000	25,934
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)	25,000	25,678
		347,033
Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide Inc 4% 8/15/2029 (c)	45,000	39,515
TOTAL CONSUMER DISCRETIONARY		1,530,130

Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 1.0%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)	270,000	257,264
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)	125,000	129,685
Walgreens Boots Alliance Inc 8.125% 8/15/2029	20,000	19,797
		406,746
Food Products - 0.5%
Fiesta Purchaser Inc 9.625% 9/15/2032 (c)	75,000	78,569
Post Holdings Inc 5.5% 12/15/2029 (c)	135,000	130,627
		209,196
TOTAL CONSUMER STAPLES		615,942

Energy - 3.7%
Energy Equipment & Services - 0.6%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (c)	50,000	51,886
Nabors Industries Inc 9.125% 1/31/2030 (c)	40,000	40,679
Transocean Inc 8% 2/1/2027 (c)	18,000	17,965
Transocean Inc 8.5% 5/15/2031 (c)	100,000	98,038
Transocean Inc 8.75% 2/15/2030 (c)	55,250	56,981
		265,549
Oil, Gas & Consumable Fuels - 3.1%
Comstock Resources Inc 5.875% 1/15/2030 (c)	50,000	46,631
CVR CHC LP 8.5% 1/15/2029 (c)	15,000	14,387
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (c)	140,000	139,288
Energy Transfer LP 6% 2/1/2029 (c)	205,000	207,933
Energy Transfer LP 8% 5/15/2054 (d)	20,000	20,959
EQM Midstream Partners LP 4.5% 1/15/2029 (c)	107,000	101,858
Harvest Midstream I LP 7.5% 5/15/2032 (c)	100,000	101,823
Hess Midstream Operations LP 5.125% 6/15/2028 (c)	130,000	126,445
Northern Oil & Gas Inc 8.75% 6/15/2031 (c)	70,000	72,254
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	20,000	19,180
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)	35,000	34,345
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (c)	155,000	159,352
Sunoco LP 7.25% 5/1/2032 (c)	25,000	25,825
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)	115,000	108,541
TransMontaigne Partners LP / TLP Finance Corp 6.125% 2/15/2026	90,000	89,465
		1,268,286
TOTAL ENERGY		1,533,835

Financials - 2.0%
Capital Markets - 0.3%
BroadStreet Partners Inc 5.875% 4/15/2029 (c)	55,000	53,211
Coinbase Global Inc 3.375% 10/1/2028 (c)	55,000	49,495
Coinbase Global Inc 3.625% 10/1/2031 (c)	25,000	21,126
		123,832
Consumer Finance - 0.1%
OneMain Finance Corp 4% 9/15/2030	85,000	75,545
Financial Services - 0.5%
Block Inc 3.5% 6/1/2031	155,000	136,475
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (c)	10,000	10,023
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	60,000	50,117
		196,615
Insurance - 1.1%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (c)	60,000	59,407
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (c)	185,000	186,703
Panther Escrow Issuer LLC 7.125% 6/1/2031 (c)	110,000	111,099
USI Inc/NY 7.5% 1/15/2032 (c)	90,000	93,079
		450,288
TOTAL FINANCIALS		846,280

Health Care - 1.6%
Health Care Providers & Services - 1.1%
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)	55,000	42,678
CHS/Community Health Systems Inc 5.25% 5/15/2030 (c)	165,000	135,519
DaVita Inc 6.875% 9/1/2032 (c)	60,000	60,460
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)	25,000	25,019
Tenet Healthcare Corp 4.25% 6/1/2029	210,000	197,148
		460,824
Pharmaceuticals - 0.5%
Bausch Health Cos Inc 4.875% 6/1/2028 (c)	70,000	56,000
Bausch Health Cos Inc 6.25% 2/15/2029 (c)	70,000	43,400
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (c)	140,000	131,528
		230,928
TOTAL HEALTH CARE		691,752

Industrials - 3.2%
Aerospace & Defense - 0.5%
TransDigm Inc 4.625% 1/15/2029	210,000	196,585
TransDigm Inc 7.125% 12/1/2031 (c)	15,000	15,359
		211,944
Air Freight & Logistics - 0.3%
Rand Parent LLC 8.5% 2/15/2030 (c)	110,000	110,603
Building Products - 0.2%
Builders FirstSource Inc 4.25% 2/1/2032 (c)	70,000	61,818
Masterbrand Inc 7% 7/15/2032 (c)	20,000	20,138
		81,956
Commercial Services & Supplies - 1.5%
Allied Universal Holdco LLC 7.875% 2/15/2031 (c)	100,000	102,209
Artera Services LLC 8.5% 2/15/2031 (c)	125,000	120,484
Brand Industrial Services Inc 10.375% 8/1/2030 (c)	50,000	50,890
Brink's Co/The 6.5% 6/15/2029 (c)	120,000	121,610
GEO Group Inc/The 10.25% 4/15/2031	45,000	49,062
GEO Group Inc/The 8.625% 4/15/2029	50,000	52,809
GFL Environmental Inc 3.5% 9/1/2028 (c)	95,000	89,534
Reworld Holding Corp 4.875% 12/1/2029 (c)	51,000	47,166
		633,764
Ground Transportation - 0.2%
Uber Technologies Inc 4.5% 8/15/2029 (c)	70,000	67,696
Machinery - 0.3%
Chart Industries Inc 7.5% 1/1/2030 (c)	25,000	25,992
Esab Corp 6.25% 4/15/2029 (c)	100,000	101,244
		127,236
Passenger Airlines - 0.0%
American Airlines 2016-3 Class A Pass Through Trust 8.5% 5/15/2029 (c)	30,000	31,498
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (c)	30,000	30,227
KBR Inc 4.75% 9/30/2028 (c)	10,000	9,588
		39,815
Trading Companies & Distributors - 0.1%
United Rentals North America Inc 3.75% 1/15/2032	50,000	43,791
TOTAL INDUSTRIALS		1,348,303

Information Technology - 2.1%
Communications Equipment - 0.3%
CommScope LLC 4.75% 9/1/2029 (c)	80,000	71,254
CommScope LLC 6% 3/1/2026 (c)	20,000	19,899
CommScope LLC 9.5% 12/15/2031 (c)	42,000	43,538
		134,691
Electronic Equipment, Instruments & Components - 0.1%
CPI CG Inc 10% 7/15/2029 (c)	15,000	16,026
Insight Enterprises Inc 6.625% 5/15/2032 (c)	20,000	20,113
Lightning Power LLC 7.25% 8/15/2032 (c)	25,000	25,703
		61,842
IT Services - 0.3%
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)	145,000	132,467
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 7.9583% 6/23/2030 pay-in-kind (c)(d)(j)(k)	40,000	38,500
Software - 1.2%
Cloud Software Group Inc 6.5% 3/31/2029 (c)	145,000	142,324
Cloud Software Group Inc 9% 9/30/2029 (c)	60,000	60,918
Elastic NV 4.125% 7/15/2029 (c)	70,000	64,895
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (c)	100,000	102,257
UKG Inc 6.875% 2/1/2031 (c)	100,000	101,453
		471,847
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 8.25% 12/15/2029	40,000	42,620
TOTAL INFORMATION TECHNOLOGY		881,967

Materials - 2.3%
Chemicals - 0.5%
Chemours Co/The 5.75% 11/15/2028 (c)	140,000	130,051
LSB Industries Inc 6.25% 10/15/2028 (c)	50,000	48,476
Scih Salt Hldgs Inc 4.875% 5/1/2028 (c)	30,000	28,222
		206,749
Containers & Packaging - 0.7%
Ball Corp 6% 6/15/2029	185,000	186,341
Graphic Packaging International LLC 3.75% 2/1/2030 (c)	140,000	126,450
		312,791
Metals & Mining - 1.0%
ATI Inc 5.875% 12/1/2027	155,000	153,616
Carpenter Technology Corp 6.375% 7/15/2028	55,000	55,008
Carpenter Technology Corp 7.625% 3/15/2030	40,000	40,965
Cleveland-Cliffs Inc 4.625% 3/1/2029 (c)	140,000	129,994
		379,583
Paper & Forest Products - 0.1%
LABL Inc 9.5% 11/1/2028 (c)	60,000	60,080
TOTAL MATERIALS		959,203

Real Estate - 0.6%
Diversified REITs - 0.2%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)	65,000	69,308
Health Care REITs - 0.3%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	155,000	130,678
Specialized REITs - 0.1%
Iron Mountain Inc 4.5% 2/15/2031 (c)	50,000	45,710
TOTAL REAL ESTATE		245,696

Utilities - 0.9%
Electric Utilities - 0.5%
NRG Energy Inc 6% 2/1/2033 (c)	110,000	106,835
Southern Co/The 4% 1/15/2051 (d)	65,000	63,696
Vistra Operations Co LLC 7.75% 10/15/2031 (c)	50,000	52,453
		222,984
Multi-Utilities - 0.4%
CMS Energy Corp 3.75% 12/1/2050 (d)	125,000	108,819
Sempra 4.125% 4/1/2052 (d)	65,000	62,028
		170,847
TOTAL UTILITIES		393,831

TOTAL UNITED STATES		10,826,267
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 8.625% 6/1/2031 (c)	75,000	76,852
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $13,307,040)		13,535,565

Non-Convertible Preferred Stocks - 0.8%
	Shares	Value ($)
UNITED STATES - 0.8%
Financials - 0.1%
Capital Markets - 0.1%
Morgan Stanley 6.625%	1,300	34,463
Utilities - 0.7%
Electric Utilities - 0.7%
SCE Trust VII 6.95%	12,000	305,280
TOTAL UNITED STATES		339,743
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $332,500)		339,743

Preferred Securities - 5.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.2%
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
BP Capital Markets PLC 6.45% (d)(l)	100,000	104,905
Energy Transfer LP 6.625% (d)(l)	135,000	136,149
Energy Transfer LP 6.75% (d)(l)	160,000	159,865
Energy Transfer LP Series G, 7.125% (d)(l)	275,000	278,534
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.8951% (d)(e)(l)	100,000	101,036
		780,489
Financials - 2.5%
Banks - 2.3%
JPMorgan Chase & Co 4% (d)(l)	395,000	395,195
JPMorgan Chase & Co 4.6% (d)(l)	110,000	111,613
JPMorgan Chase & Co 6.875% (d)(l)	300,000	317,471
Wells Fargo & Co 3.9% (d)(l)	115,000	111,935
		936,214
Consumer Finance - 0.1%
Discover Financial Services 5.5% (d)(l)	60,000	58,975
Insurance - 0.1%
Alliant Holdings LP 10.5% (d)(j)(l)	41,000	40,191
TOTAL FINANCIALS		1,035,380

Industrials - 0.3%
Trading Companies & Distributors - 0.3%
Air Lease Corp 6% (d)(l)	35,000	33,997
Aircastle Ltd 5.25% (c)(d)(l)	100,000	99,629
		133,626
Utilities - 0.5%
Electric Utilities - 0.5%
Edison International 5% (d)(l)	115,000	113,793
Edison International 5.375% (d)(l)	115,000	115,226
		229,019
TOTAL UNITED STATES		2,178,514
TOTAL PREFERRED SECURITIES (Cost $2,102,869)		2,178,514

Money Market Funds - 3.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	4.36	1,324,777	1,325,042
State Street Institutional Treasury Plus Money Market Fund Investor Class (n)	4.40	1,282	1,282
TOTAL MONEY MARKET FUNDS (Cost $1,326,324)			1,326,324

TOTAL INVESTMENT IN SECURITIES - 98.9% (Cost $41,138,071)	41,636,095
NET OTHER ASSETS (LIABILITIES) - 1.1%	466,613
NET ASSETS - 100.0%	42,102,708

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,314,912 or 29.2% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Non-income producing
(h)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(i)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(j)	Level 3 security
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $26,667 and $25,667, respectively.

(l)	Security is perpetual in nature with no stated maturity date.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	743,825	18,130,357	17,549,140	26,250	-	-	1,325,042	1,324,777	0.0%
Total	743,825	18,130,357	17,549,140	26,250	-	-	1,325,042	1,324,777

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Fund Class I	11,177,033	7,532,152	-	899,974	-	(40,390)	18,668,795	724,923
	11,177,033	7,532,152	-	899,974	-	(40,390)	18,668,795	724,923

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2024, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Alternative Funds	18,668,795	-	18,668,795	-

Asset-Backed Securities	502,340	-	502,340	-

Bank Loan Obligations
Communication Services	124,844	-	124,844	-
Consumer Discretionary	838,457	-	838,457	-
Energy	211,506	-	211,506	-
Financials	114,993	-	114,993	-
Industrials	85,730	-	85,730	-
Information Technology	863,338	-	863,338	-
Materials	84,689	-	84,689	-

Commercial Mortgage Securities	245,582	-	245,582	-

Common Stocks
Industrials	9,905	9,905	-	-

Convertible Corporate Bonds
Communication Services	262,842	-	262,842	-
Consumer Discretionary	413,115	-	413,115	-
Energy	25,531	-	25,531	-
Financials	110,954	-	110,954	-
Health Care	136,866	-	136,866	-
Industrials	134,175	-	134,175	-
Information Technology	971,941	-	971,941	-
Real Estate	189,157	-	189,157	-
Utilities	145,787	-	145,787	-

Convertible Preferred Stocks
Financials	85,810	-	85,810	-
Industrials	24,608	-	24,608	-
Utilities	4,984	-	4,984	-

Non-Convertible Corporate Bonds
Communication Services	2,135,880	-	2,135,880	-
Consumer Discretionary	1,970,231	-	1,970,231	-
Consumer Staples	677,856	-	677,856	-
Energy	2,518,833	-	2,518,833	-
Financials	996,095	-	996,095	-
Health Care	691,752	-	691,752	-
Industrials	1,438,106	-	1,438,106	-
Information Technology	1,000,686	-	962,186	38,500
Materials	1,421,354	-	1,421,354	-
Real Estate	245,696	-	245,696	-
Utilities	439,076	-	439,076	-

Non-Convertible Preferred Stocks
Financials	34,463	34,463	-	-
Utilities	305,280	305,280	-	-

Preferred Securities
Energy	780,489	-	780,489	-
Financials	1,035,380	-	995,189	40,191
Industrials	133,626	-	133,626	-
Utilities	229,019	-	229,019	-

Money Market Funds	1,326,324	1,326,324	-	-
Total Investments in Securities:	41,636,095	1,675,972	39,881,432	78,691
Financial Statements
 (Unaudited)
Statement of Assets and Liabilities
As of December 31, 2024 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $21,325,787)	$21,642,258
Fidelity Central Funds (cost $1,325,042)	1,325,042
Other affiliated issuers (cost $18,487,242)	18,668,795

Total Investment in Securities (cost $41,138,071)		$41,636,095
Cash		11,070
Foreign currency held at value (cost $14)		13
Receivable for investments sold		64,911
Receivable for fund shares sold		339,327
Dividends receivable		269,103
Interest receivable		282,089
Distributions receivable from Fidelity Central Funds		5,283
Prepaid expenses		4,597
Receivable from investment adviser for expense reductions		22,732
Total assets		42,635,220
Liabilities
Payable for investments purchased	$69,539
Payable for fund shares redeemed	80
Distributions payable	332,539
Accrued management fee	24,142
Distribution and service plan fees payable	165
Other affiliated payables	4,386
Audit fee payable	96,961
Other payables and accrued expenses	4,700
Total liabilities		532,512
Net Assets		$42,102,708
Net Assets consist of:
Paid in capital		$41,291,455
Total accumulated earnings (loss)		811,253
Net Assets		$42,102,708

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($114,202 ÷ 11,098 shares)(a)		$10.29
Maximum offering price per share (100/94.25 of $10.29)		$10.92
Class C :
Net Asset Value and offering price per share ($112,834 ÷ 10,966 shares)(a)		$10.29
Class I :
Net Asset Value, offering price and redemption price per share ($41,761,928 ÷ 4,058,390 shares)		$10.29
Class L :
Net Asset Value and redemption price per share ($113,744 ÷ 11,053 shares)		$10.29
Maximum offering price per share (100/95.75 of $10.29)		$10.75
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
Statement of Operations
Six months ended December 31, 2024 (Unaudited)
Investment Income
Dividends (including $899,974 earned from affiliated issuers)		$975,611
Interest		792,092
Income from Fidelity Central Funds		26,250
Total income		1,793,953
Expenses
Management fee	$248,873
Transfer agent fees	17,487
Distribution and service plan fees	971
Accounting fees and expenses	9,397
Custodian fees and expenses	3,395
Independent trustees' fees and expenses	7,761
Registration fees	6,275
Audit fees	101,890
Legal	25,187
Miscellaneous	3,095
Total expenses before interest expense	424,331
Total expenses before reductions	424,331
Expense reductions	(131,495)
Total expenses after reductions		292,836
Net Investment income (loss)		1,501,117
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	380,495
Total net realized gain (loss)		380,495
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(29,844)
Affiliated issuers	(40,390)
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		(70,235)
Net gain (loss)		310,260
Net increase (decrease) in net assets resulting from operations		$1,811,377

Statement of Changes in Net Assets

	Six months ended December 31, 2024 (Unaudited)	Year ended June 30, 2024
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,501,117	$2,059,301
Net realized gain (loss)	380,495	(22,515)
Change in net unrealized appreciation (depreciation)	(70,235)	438,672
Net increase (decrease) in net assets resulting from operations	1,811,377	2,475,458
Distributions to shareholders	(1,751,947)	(1,869,261)

Share transactions - net increase (decrease)	4,685,500	11,295,187
Total increase (decrease) in net assets	4,744,930	11,901,384

Net Assets
Beginning of period	37,357,778	25,456,394
End of period	$42,102,708	$37,357,778

Financial Highlights
Fidelity Multi-Strategy Credit Fund Class A

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.378	.680	.031
Net realized and unrealized gain (loss)	.077	.140	.050
Total from investment operations	.455	.820	.081
Distributions from net investment income	(.371)	(.610)	(.021)
Distributions from net realized gain	(.064)	-	-
Total distributions	(.435)	(.610)	(.021)
Net asset value, end of period	$10.29	$10.27	$10.06
Total Return D,E,F	4.49%	8.41%	.81%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.36% I	3.32%	3.70% I,J
Expenses net of fee waivers, if any	1.71 % I	1.75%	1.84% I
Expenses net of all reductions	1.71% I	1.74%	1.84% I
Net investment income (loss)	7.23% I	6.70%	2.67% I
Supplemental Data
Net assets, end of period (000 omitted)	$114	$109	$101
Portfolio turnover rate K	76 % I	36%	3% L

AFor the period May 19, 2023 (commencement of operations) through June 30, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity Multi-Strategy Credit Fund Class C

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.339	.603	.023
Net realized and unrealized gain (loss)	.078	.141	.050
Total from investment operations	.417	.744	.073
Distributions from net investment income	(.333)	(.534)	(.013)
Distributions from net realized gain	(.064)	-	-
Total distributions	(.397)	(.534)	(.013)
Net asset value, end of period	$10.29	$10.27	$10.06
Total Return D,E,F	4.10%	7.60%	.73%
Ratios to Average Net Assets C,G,H
Expenses before reductions	3.10% I	4.07%	4.42% I,J
Expenses net of fee waivers, if any	2.45 % I	2.50%	2.56% I
Expenses net of all reductions	2.45% I	2.49%	2.56% I
Net investment income (loss)	6.49% I	5.95%	1.95% I
Supplemental Data
Net assets, end of period (000 omitted)	$113	$108	$101
Portfolio turnover rate K	76 % I	36%	3% L

AFor the period May 19, 2023 (commencement of operations) through June 30, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the contingent deferred sales charge.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Fidelity Multi-Strategy Credit Fund Class I

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.391	.700	.034
Net realized and unrealized gain (loss)	.077	.146	.050
Total from investment operations	.468	.846	.084
Distributions from net investment income	(.384)	(.636)	(.024)
Distributions from net realized gain	(.064)	-	-
Total distributions	(.448)	(.636)	(.024)
Net asset value, end of period	$10.29	$10.27	$10.06
Total Return D,E	4.62%	8.68%	.84%
Ratios to Average Net Assets C,F,G
Expenses before reductions	2.11% H	3.07%	3.66% H,I
Expenses net of fee waivers, if any	1.46 % H	1.55%	1.60% H
Expenses net of all reductions	1.45% H	1.54%	1.60% H
Net investment income (loss)	7.48% H	6.90%	2.91% H
Supplemental Data
Net assets, end of period (000 omitted)	$41,762	$37,031	$25,154
Portfolio turnover rate J	76 % H	36%	3% K

AFor the period May 19, 2023 (commencement of operations) through June 30, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
HAnnualized.
IAudit fees are not annualized.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KAmount not annualized.
Fidelity Multi-Strategy Credit Fund Class L

	Six months ended (Unaudited) December 31, 2024	Years ended June 30, 2024	2023 A
Selected Per-Share Data
Net asset value, beginning of period	$10.27	$10.06	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.365	.654	.029
Net realized and unrealized gain (loss)	.077	.141	.049
Total from investment operations	.442	.795	.078
Distributions from net investment income	(.358)	(.585)	(.018)
Distributions from net realized gain	(.064)	-	-
Total distributions	(.422)	(.585)	(.018)
Net asset value, end of period	$10.29	$10.27	$10.06
Total Return D,E,F	4.36%	8.14%	.78%
Ratios to Average Net Assets C,G,H
Expenses before reductions	2.61% I	3.57%	3.94% I,J
Expenses net of fee waivers, if any	1.96 % I	2.00%	2.09% I
Expenses net of all reductions	1.96% I	1.99%	2.09% I
Net investment income (loss)	6.98% I	6.45%	2.42% I
Supplemental Data
Net assets, end of period (000 omitted)	$114	$109	$101
Portfolio turnover rate K	76 % I	36%	3% L

AFor the period May 19, 2023 (commencement of operations) through June 30, 2023
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DTotal returns for periods of less than one year are not annualized.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FTotal returns do not include the effect of the sales charges.
GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
IAnnualized.
JAudit fees are not annualized.
KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
LAmount not annualized.
Notes to Financial Statements
 (Unaudited)
For the period ended December 31, 2024

1. Organization.
Fidelity Multi-Strategy Credit Fund (the Fund) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, closed-end management investment company organized as a Delaware statutory trust on October 4, 2022. The Fund has elected to operate as an interval fund, and has the authority to issue an unlimited number of common shares at $.001 per share par value. The Fund engages in a continuous offering of shares, and will offer to make quarterly repurchases of shares at net asset value, reduced by any applicable repurchase fee. The Fund does not currently intend to list its Shares for trading on any national securities exchange.

The Fund offers Class A, Class C, Class I and Class L common shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase.

The Fund's investment objective is to provide a high level of current income and capital appreciation through investments across a variety of high income-oriented asset classes including both liquid and illiquid securities. The Fund employs a multi-credit strategy that seeks to opportunistically rotate across the entire credit spectrum throughout the market cycle. The Fund will specifically seek to allocate investments based on the current and expected macro environment among (i) foundational credit, which includes direct lending and liquid credit (leveraged loans and high yield bonds), and (ii) opportunistic credit, which include stressed and distressed investments (distressed debt, special situations and rescue financing) and opportunistic investments (convertible bonds, preferred stock, real estate debt, commercial mortgage-backed securities, investment grade bonds, collateralized loan obligations (CLOs) and emerging markets debt) (together, (Credit Instruments)). Under normal circumstances, the Fund will invest at least 80% of its assets in Credit Instruments. The Fund may invest in additional types of Credit Instruments and strategies in the future.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Investment in Fidelity Private Credit Fund.
The Fund invests in Class I of Fidelity Private Credit Fund (FPCF), which is a non-diversified, closed-end management investment company which has elected to be regulated as a business development company (BDC) under the 1940 Act. FPCF is managed by the Fund's investment adviser.

Based on its investment objective, FPCF may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of FPCF and thus a decline in the value of the Fund. FPCF's investment objective is to generate current income and, to a lesser extent, long-term capital appreciation. FPCF seeks to achieve its investment objective by investing primarily in directly originated loans to private companies but also in liquid credit investments, like broadly syndicated loans, and other select private credit investments. FPCF will generally seek to invest in loans that carry variable (i.e., floating) interest rates. Under normal circumstances, FPCF will invest at least 80% of its total assets in private credit investments. Specific private investments may include: (a) directly originated first lien loans, senior secured revolving lines of credit, term loans and delayed draw term loans, (b) directly originated second lien, last out senior, secured or unsecured mezzanine term loans and delayed draw term loans, (c) club deals (investments generally comprised from a small group of lenders), and broadly syndicated leveraged loans (investments generally arranged or underwritten by investment banks or other intermediaries), and (d) other debt (collectively referred to as Private Credit).

The Schedule of Investments lists FPCF as an investment as of period end, but does not include the underlying holdings of FPCF. The Fund indirectly bears its proportionate share of the expenses of FPCF. The annualized expense ratio for Class I of FPCF for the nine month period ended September 30, 2024 was 7.45%.
4. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in underlying funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Fund is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2024 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Organization and Offering Expenses. Organizational costs include, among other things, the cost of organizing as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund's organization. These costs were expensed as incurred by the Fund and were paid by Fidelity Diversifying Solutions LLC (the investment adviser) on behalf of the Fund as presented in the Statement of Operations. The Fund's initial offering costs include, among other things, legal, printing and other expenses pertaining to this offering. These initial offering costs are amortized over twelve months on a straight-line basis starting with the commencement of operations. Ongoing offering costs are expensed as incurred. All organizational and offering costs of the Fund paid by the investment adviser shall be subject to reimbursement pursuant to the Expense Limitation Agreement as described in the Expense Reductions note.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$935,686
Gross unrealized depreciation	(248,220)
Net unrealized appreciation (depreciation)	$687,466
Tax cost	$40,948,629

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(14,764)
Long-term	(-)
Total capital loss carryforward	$(14,764)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

New Accounting Pronouncement. FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures became effective in this reporting period. ASU 2023-07 enhances segment information disclosure in the notes to financial statements.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Multi-Strategy Credit Fund	17,641,753	10,959,836
6. Fees and Other Transactions with Affiliates.
Management Fee. The investment adviser and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee of 1.25% of average managed assets. Managed assets are defined as the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund's accrued liabilities (other than money borrowed for investment purposes). The investment adviser waives a portion of its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees ($)	Retained by FDC ($)
Class A	- %	.25%	140	140
Class C	.75%	.25%	553	553
Class L	.25%	.25%	278	278
			971	971
Sales Load. FDC may receive a front-end sales charge of up to 5.75% and 4.25% for selling Class A shares and Class L shares, respectively, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges of up to 1.00% on Class C redemptions. For the period, there were no sales charge amounts retained by FDC.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of each class's average net assets. Each class does not pay transfer agent fees with respect to the portion of its assets invested in other Fidelity-managed products. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount ($)	% of Class-Level Average Net AssetsA
Class A	49.09
Class C	49.09
Class I	17,340.09
Class L	49.09
	17,487

A Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annualized rates:
% of Average Net Assets
Fidelity Multi-Strategy Credit Fund	.05

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Expense Reductions.
The investment adviser has contractually agreed to waive the Fund's management fee with respect to the portion of the Fund's assets invested in Fidelity Private Credit Fund until October 31, 2025. During the period, this waiver reduced the Fund's management fee by $97,039.

The investment adviser and the Fund have entered into an Expense Limitation Agreement, whereby the investment adviser has contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceed certain levels of class-level average net assets as presented in the table below. Ordinary operating expenses for each class include pricing and bookkeeping fees, transfer agent fees, organization and offering expenses, fees and expenses of the independent Trustees, legal fees related to the organization and offering of the Fund (whether incurred by counsel to the Fund or the investment adviser), and related costs associated with legal, regulatory compliance and investor relations. Ordinary operating expenses for each class exclude the following: (1) management fee; (2) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, prime broker fees and expenses, fees and expenses associated with the Fund's securities lending program, and dividend expenses related to short sales); (3) interest, financing and structuring costs and expenses for borrowings and line(s) of credit; (4) taxes; (5) the Fund's proportional share of expenses related to co investments; (6) acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary); (7) distribution and service plan fees, if any; (8) expenses of printing and mailing proxy materials to shareholders of the Fund; (9) all other expenses incidental to holding meetings of the Fund's shareholders, including proxy solicitations therefor; and (10) such non-recurring and/or extraordinary as may arise, including actions, suits or proceedings to which the Fund is or is threatened to be a party and the legal obligation that the Fund may have to indemnify the Fund's Trustees and officers with respect thereto.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Class A	.70%	94
Class C	.70%	94
Class I	.70%	33,723
Class L	.70%	93
		34,004

In consideration of the investment adviser's agreement to waive its management fee and/or reimburse ordinary operating expenses, the Fund has agreed to repay the investment adviser in the amount of any waived management fees and reimbursed operating expenses for each class subject to the limitation that a reimbursement will be made only if and to the extent that: (i) it is payable not more than three years from the date on which the applicable waiver or expense payment was made by the investment adviser; and (ii) the investment adviser recoupment does not cause total annual operating expenses (on an annualized basis and net of any reimbursements received during such fiscal year) during the applicable quarter to exceed the expense limitation for each class; provided that the investment adviser may waive its right to receive all or a portion of any recoupment in any particular calendar month. The Fund's obligation to make investment adviser recoupment shall automatically become a liability of the Fund on the last business day of the applicable calendar month, except to the extent the investment adviser has waived its right to receive such payment for the applicable month. The investment adviser recoupment for each class will not cause operating expenses for that class to exceed the expense limitation either (i) at the time of the waiver or (ii) at the time of recoupment. During the period, there was no investment adviser recoupment.

This Expense Limitation Agreement will remain in place through November 30, 2025.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $452.
8. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended December 31, 2024	Year ended June 30, 2024
Fidelity Multi-Strategy Credit Fund
Distributions to shareholders
Class A	$4,715	$6,283
Class C	4,253	5,475
Class I	1,738,419	1,851,488
Class L	4,560	6,015
Total	$1,751,947	$1,869,261
9. Share Transactions.
Share transactions for each class were as follows and may contain automatic conversions between classes:
	Shares	Shares	Dollars	Dollars
	Six months ended December 31, 2024	Year ended June 30, 2024	Six months ended December 31, 2024	Year ended June 30, 2024
Fidelity Multi-Strategy Credit Fund
Class A
Shares sold	456	621	$4,717	$6,285
Net increase (decrease)	456	621	$4,717	$6,285
Class C
Shares sold	412	541	$4,255	$5,476
Net increase (decrease)	412	541	$4,255	$5,476
Class I
Shares sold	461,093	1,133,247	$4,776,036	$11,555,007
Shares redeemed in repurchase offers	(10,027)	(27,011)	(104,069)	(277,597)
Net increase (decrease)	451,066	1,106,236	$4,671,967	$11,277,410
Class L
Shares sold	441	594	$4,561	$6,016
Net increase (decrease)	441	594	$4,561	$6,016

As an interval fund, subject to applicable law, the Fund will conduct quarterly repurchase offers for between 5% and 25% of the Fund's outstanding shares at net asset value. Quarterly repurchases will occur in the months of March, June, September and December. Repurchase offer results for each class during the period were as follows:

	Commencement date of repurchase offer period	Repurchase pricing date	Number of shares tendered	Tendered shares as a % of outstanding shares	Number of tendered shares repurchased	Tendered shares repurchased as a % of outstanding shares	Repurchase price ($)	Total amount of repurchases ($)
Fidelity Multi-Strategy Credit Fund
Class A	8/29/24	9/26/24	None	N/A	N/A	N/A	N/A	N/A
Class A	11/27/24	12/26/24	None	N/A	N/A	N/A	N/A	N/A
Class C	8/29/24	9/26/24	None	N/A	N/A	N/A	N/A	N/A
Class C	11/27/24	12/26/24	None	N/A	N/A	N/A	N/A	N/A
Class I	8/29/24	9/26/24	4,881.13%		4,881.13%		10.42	50,859
Class I	11/27/24	12/26/24	5,146.13%		5,146.13%		10.34	53,210
Class L	8/29/24	9/26/24	None	N/A	N/A	N/A	N/A	N/A
Class L	11/27/24	12/26/24	None	N/A	N/A	N/A	N/A	N/A
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Multi-Strategy Credit Fund	68

11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2024 to December 31, 2024).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A(including interest expense)	Annualized Expense Ratio- A (excluding interest expense)	Beginning Account Value July 1, 2024	Ending Account Value December 31, 2024	Expenses Paid During Period- C July 1, 2024 to December 31, 2024
Fidelity® Multi-Strategy Credit Fund
Class A	1.71%	1.71%
Actual (including interest expense)			$ 1,000	$ 1,044.90	$ 8.81
Actual (excluding interest expense)			$ 1,000	$ 1,044.90	$ 8.81
Hypothetical-B (including interest expense)			$ 1,000	$ 1,016.59	$ 8.69
Hypothetical-B (excluding interest expense)			$ 1,000	$ 1,016.59	$ 8.69
Class C	2.45%	2.45%
Actual (including interest expense)			$ 1,000	$ 1,041.00	$ 12.60
Actual (excluding interest expense)			$ 1,000	$ 1,041.00	$ 12.60
Hypothetical-B (including interest expense)			$ 1,000	$ 1,012.85	$ 12.43
Hypothetical-B (excluding interest expense)			$ 1,000	$ 1,012.85	$ 12.43
Class I	1.46%	1.46%
Actual (including interest expense)			$ 1,000	$ 1,046.20	$ 7.53
Actual (excluding interest expense)			$ 1,000	$ 1,046.20	$ 7.53
Hypothetical-B (including interest expense)			$ 1,000	$ 1,017.85	$ 7.43
Hypothetical-B (excluding interest expense)			$ 1,000	$ 1,017.85	$ 7.43
Class L	1.96%	1.96%
Actual (including interest expense)			$ 1,000	$ 1,043.60	$ 10.10
Actual (excluding interest expense)			$ 1,000	$ 1,043.60	$ 10.10
Hypothetical-B (including interest expense)			$ 1,000	$ 1,015.32	$ 9.96
Hypothetical-B (excluding interest expense)			$ 1,000	$ 1,015.32	$ 9.96

A   Annualized expense ratio reflects expenses net of applicable fee waivers.
B   5% return per year before expenses
C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

(Unaudited)

Board Approval of Investment Advisory Contracts

Board Approval of the Advisory Contract
Fidelity Multi-Strategy Credit Fund
Each year, the Board of Trustees, including the Independent Trustees (together, the Board), considers the renewal of the fund's Management Contract with Fidelity Diversifying Solutions LLC (FDS) (the Advisory Contract). The Board, assisted by the advice of Fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contract throughout the year.
At its November 2024 meeting, the Board unanimously determined to renew the fund's Advisory Contract. In reaching its determination, the  Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the Fund); (ii) the competitiveness relative to peer funds of the fund's management fee and the total expense ratio; (iii) the total costs of the services provided by and the profits realized by FDS and its affiliates (Fidelity) from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board's decision to renew the Advisory Contract was not based on any single factor and the factors may have been weighed differently by different Trustees.
Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered Fidelity's implementation of the fund's investment program. The Board also had discussions with members of the portfolio management team.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to training and managing investment personnel. The Board noted the resources devoted to Fidelity's global investment organization and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.
Shareholder and Administrative Services. The Board considered: (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of Fidelity's supervision of third-party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted by Fidelity to, and the record of compliance with, the Fund's compliance policies and procedures. The Board also considered the fund's securities lending activities and any payments made to Fidelity relating to securities lending under a separate agreement.
The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the internet and through telephone representatives, investor education materials and asset allocation tools.
Investment Performance. The Board took into account discussions that occur with representatives of Fidelity, and reports that it receives, at Board meetings throughout the year relating to Fund investment performance. In this regard the Board noted that as part of regularly scheduled reports to the Board on Fund performance, the Board considered annualized return information for the fund since inception.
In addition to reviewing absolute fund performance, Board periodically considers the appropriateness of fund performance metrics in evaluating the results achieved. The Board generally gives greater weight to fund performance over longer time periods than over shorter time periods.
Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Agreement should benefit the shareholders of the fund.
Competitiveness of Management Fee and Total Expense Ratio. In reviewing the Advisory Contract, the Board considered the fund's management fee rate and the total expense ratio of Class I shares of the fund. The Board noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund.
Comparisons of Management Fees and Total Expense Ratios. Among other things, the Board reviewed data for selected groups of competitive funds and classes (referred to as "mapped groups") that were compiled by Fidelity based on combining similar investment objective categories (as classified by Morningstar) that have comparable investment mandates. The data reviewed by the Board included (i) gross management fee comparisons (before taking into account expense reimbursements or caps) relative to the total universe of funds within the mapped group; and (ii) net total expense comparisons (including acquired fund fees and expenses) of Class I of the fund relative to funds and classes in the mapped group that have a similar sales load structure to Class I of the fund (referred to as the "similar sales load structure group").

The information provided to the Board indicated that the fund's management fee rate ranked below the competitive median of the mapped group for the 12-month period ended March 31, 2024. Further, the information provided to the Board indicated that the total expense ratio of Class I of the fund ranked above the competitive median of the similar sales load structure group for the 12-month period ended March 31, 2024.
The Board noted that the fund's peer group includes nontraditional bond, multisector bond and bank loan funds with varying management fee structures, incentive fees and investment strategies, which makes peer comparisons difficult. The Board further noted that Fidelity believes that Class I's total expense ratio is reasonable given that the primary cause of its above median ranking is the fund's significant exposure to Fidelity Private Credit Fund, which charges an incentive fee. Additionally, the Board considered that Fidelity excludes interest expense (both direct expense for Fidelity and competitors, and indirect for Fidelity funds) in the fund's total expense competitive analysis, but that when including interest expenses, Class I of the fund was only one basis above its The Board also noted that FDS has contractually agreed to reimburse the fund's ordinary operating expenses to the extent that the fund's monthly operating expenses exceed 0.70% of the fund's average net assets and that such agreement may only be terminated with the approval of the Board.
Based on its review, the Board concluded that the fund's management fee and the total expense ratio of Class I shares of the Fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.
Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds it oversees. The Board noted that the profitability information reflects the relatively small size of the funds overseen by the Board and their short history.
The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist.
The Board considered the costs of the services provided by and the lack of meaningful operating margins realized by Fidelity in connection with the operation of the funds overseen by the Board and was satisfied that the profitability was not excessive.
Economies of Scale. The Board will consider economies of scale when there is sufficient operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee had been set initially at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.
Conclusion. Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable in light of all of the surrounding circumstances, and that the fund's Advisory Contract should be approved through November 30, 2025.

1.9910149.101
MSC-SANN-0325
SAMPLE FILING

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

SAMPLE FILING

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for semi-annual reporting period.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

(a)

Not applicable for semi-annual reporting period.

(b)

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Multi-Strategy Credit Fund’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Multi-Strategy Credit Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Multi-Strategy Credit Fund

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Heather Bonner
Heather Bonner
President and Treasurer (Principal Executive Officer)

Date:	February 21, 2025

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	February 21, 2025